Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

8. Property and Equipment

Property and equipment, net consisted of the following at the dates indicated:

	June 30, 2025	December 31, 2024
Computers and equipment	$43,848	$34,474
Less: accumulated depreciation	(33,145)	(30,935)
Property and equipment, net	$10,703	$3,539

Depreciation expense for the six months ended June 30, 2025 and 2024 was $2,210 and $2,825 respectively.

9. Property and Equipment

Property and equipment, net consisted of the following at the dates indicated:

	December 31, 2024	December 31, 2023
Computers and equipment	$34,474	$30,867
Less: accumulated depreciation	(30,935)	(26,223)
Property and equipment, net	$3,539	$4,644

Depreciation expense for the year ended December 31, 2024 and 2023 was $4,712 and $7,160 respectively.